Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2065 Fund	Aug. 16, 2024
Fidelity Freedom Index 2065 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.01%
Since Inception	10.15%	[1]
Fidelity Freedom Index 2065 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.39%
Since Inception	9.53%	[1]
Fidelity Freedom Index 2065 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.15%
Since Inception	7.82%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	15.35%
IXXK2
Average Annual Return:
Past 1 year	20.11%
Since Inception	10.19%

[1]	A From June 24, 2020 .